UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Steven I. Koszalka

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America®
Investment portfolio
November 30, 2014
unaudited
Bonds, notes & other debt instruments 99.15% U.S. Treasury bonds & notes 57.53% U.S. Treasury 51.52%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$150,000	$150,158
U.S. Treasury 1.25% 2015	25,000	25,234
U.S. Treasury 0.25% 2016	9,775	9,779
U.S. Treasury 0.625% 2016	150,000	150,422
U.S. Treasury 0.625% 2016	95,000	95,208
U.S. Treasury 0.625% 2016	60,000	60,263
U.S. Treasury 0.875% 2016	178,500	179,992
U.S. Treasury 1.00% 2016	25,000	25,264
U.S. Treasury 1.50% 2016	40,000	40,751
U.S. Treasury 1.50% 2016	12,600	12,840
U.S. Treasury 1.75% 2016	26,000	26,574
U.S. Treasury 2.00% 2016	25,000	25,622
U.S. Treasury 2.375% 2016	50,000	51,421
U.S. Treasury 2.625% 2016	20,000	20,600
U.S. Treasury 3.00% 2016	20,000	20,934
U.S. Treasury 5.125% 2016	96,500	103,319
U.S. Treasury 7.50% 2016	40,000	45,456
U.S. Treasury 0.75% 2017	89,750	89,708
U.S. Treasury 0.875% 2017	145,000	145,668
U.S. Treasury 0.875% 2017	90,000	90,380
U.S. Treasury 0.875% 2017	5,250	5,268
U.S. Treasury 1.00% 2017	277,250	279,460
U.S. Treasury 2.50% 2017	153,750	160,650
U.S. Treasury 4.50% 2017	60,000	65,552
U.S. Treasury 4.625% 2017	115,000	125,183
U.S. Treasury 8.75% 2017	25,000	29,917
U.S. Treasury 0.75% 2018	30,000	29,736
U.S. Treasury 1.25% 2018	84,000	83,912
U.S. Treasury 1.25% 2018	66,750	66,758
U.S. Treasury 3.50% 2018	50,000	53,951
U.S. Treasury 1.50% 2019	213,885	214,730
U.S. Treasury 1.50% 2019	154,000	153,958
U.S. Treasury 1.50% 2019	142,750	142,683
U.S. Treasury 1.625% 2019	683,915	689,927
U.S. Treasury 1.625% 2019	632,200	637,239
U.S. Treasury 1.625% 2019	324,800	327,148
U.S. Treasury 1.625% 2019	20,885	21,096
U.S. Treasury 1.625% 2019	20,000	20,210
U.S. Treasury 1.75% 2019	193,750	196,120
U.S. Treasury 3.625% 2019	129,500	142,253
U.S. Treasury 3.50% 2020	23,500	25,806
U.S. Treasury 8.75% 2020	15,000	20,625
U.S. Treasury 2.00% 2021	18,000	18,122
U.S. Treasury 2.25% 2021	40,900	41,942
U.S. Treasury 8.00% 2021	20,000	28,016
U.S. Treasury 1.75% 2022	56,800	55,959
Intermediate Bond Fund of America — Page 1 of 17

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$9,000	$9,465
U.S. Treasury 6.25% 2023	25,000	33,375
U.S. Treasury 7.125% 2023	15,000	20,829
		5,069,483
U.S. Treasury inflation-protected securities 6.01%
U.S. Treasury Inflation-Protected Security 1.625% 2015[1]	1,215	1,212
U.S. Treasury Inflation-Protected Security 0.125% 2016[1]	21,567	21,708
U.S. Treasury Inflation-Protected Security 2.00% 2016[1]	23,985	24,629
U.S. Treasury Inflation-Protected Security 0.125% 2018[1]	15,446	15,605
U.S. Treasury Inflation-Protected Security 0.125% 2019[1]	137,134	137,955
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	44,014	43,107
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	65,159	63,541
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	196,603	200,240
U.S. Treasury Inflation-Protected Security 2.00% 2026[1]	2,998	3,476
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	71,241	79,402
		590,875
Total U.S. Treasury bonds & notes		5,660,358
Corporate bonds & notes 24.49% Financials 7.78%
ACE INA Holdings Inc. 2.60% 2015	10,090	10,281
Alexandria Real Estate Equities, Inc. 2.75% 2020	5,075	5,074
American Campus Communities, Inc. 4.125% 2024	2,500	2,544
American Express Centurion Bank 0.875% 2015	12,000	12,031
American Express Co. 6.15% 2017	2,900	3,264
American Express Co. 0.823% 2018[2]	15,000	15,044
American Express Credit Co. 1.55% 2017	2,075	2,089
American International Group, Inc. 4.125% 2024	6,400	6,827
ANZ National (International) Ltd. 3.125% 2015[3]	7,000	7,133
AvalonBay Communities, Inc. 3.625% 2020	3,645	3,825
Bank of America Corp. 4.50% 2015	5,000	5,066
Bank of America Corp., Series L, 3.625% 2016	5,745	5,939
Bank of America Corp. 3.75% 2016	10,000	10,425
Bank of America Corp. 1.25% 2017	7,000	7,014
Bank of America Corp. 5.75% 2017	5,070	5,650
Bank of America Corp. 2.60% 2019	10,000	10,155
Bank of America Corp., Series L, 2.65% 2019	7,000	7,113
Bank of America Corp. 5.625% 2020	7,000	8,044
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,157
Barclays Bank PLC 6.05% 2017[3]	4,140	4,603
Barclays Bank PLC 2.50% 2019	7,000	7,117
Barclays Bank PLC 2.75% 2019	3,755	3,773
BB&T Corp. 1.00% 2017	7,000	6,980
BB&T Corp., Series C, 1.60% 2017	8,250	8,295
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,718
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,077
BNP Paribas 3.60% 2016	7,000	7,236
BNP Paribas 5.00% 2021	8,000	9,061
BNP Paribas 4.25% 2024	5,000	5,102
Boston Properties, Inc. 3.70% 2018	7,000	7,447
BPCE SA group 5.70% 2023[3]	2,000	2,151
BPCE SA group 5.15% 2024[3]	5,300	5,525
Intermediate Bond Fund of America — Page 2 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Capital One Bank 1.15% 2016	$5,000	$4,998
Citigroup Inc. 4.587% 2015	18,865	19,572
Citigroup Inc. 6.01% 2015	3,198	3,218
Citigroup Inc. 1.70% 2016	7,000	7,072
Citigroup Inc. 3.953% 2016	5,535	5,776
Credit Suisse Group AG 3.00% 2021	15,850	15,893
Credit Suisse Group AG 3.625% 2024	2,725	2,790
DCT Industrial Trust Inc. 4.50% 2023	4,750	4,958
Developers Diversified Realty Corp. 9.625% 2016	1,400	1,552
Developers Diversified Realty Corp. 7.875% 2020	1,500	1,869
Discover Financial Services 4.20% 2023	4,775	5,017
ERP Operating LP 2.375% 2019	6,000	6,041
ERP Operating LP 4.50% 2044	1,500	1,538
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,117
Goldman Sachs Group, Inc. 2.55% 2019	10,500	10,514
Goldman Sachs Group, Inc. 2.625% 2019	6,300	6,390
Goldman Sachs Group, Inc. 5.25% 2021	3,560	4,023
Goldman Sachs Group, Inc. 3.625% 2023	6,100	6,211
Goldman Sachs Group, Inc. 3.85% 2024	3,000	3,081
Goldman Sachs Group, Inc. 4.00% 2024	120	125
Hospitality Properties Trust 6.30% 2016	6,340	6,661
Hospitality Properties Trust 6.70% 2018	11,450	12,767
Hospitality Properties Trust 4.50% 2025	1,500	1,510
Host Hotels & Resorts LP 6.00% 2020	5,465	5,821
HSBC Finance Corp.0.657% 2016[2]	4,400	4,398
HSBC Holdings PLC 4.875% 2020	6,000	6,686
HSBC Holdings PLC 4.00% 2022	2,950	3,165
HSBC Holdings PLC 4.25% 2024	5,000	5,214
Intercontinentalexchange, Inc. 4.00% 2023	2,500	2,650
Intesa Sanpaolo SpA 5.017% 2024[3]	7,435	7,434
JPMorgan Chase & Co. 3.40% 2015	6,000	6,098
JPMorgan Chase & Co. 1.125% 2016	15,000	15,047
JPMorgan Chase & Co. 1.35% 2017	7,000	7,026
JPMorgan Chase & Co. 1.625% 2018	18,500	18,441
JPMorgan Chase & Co. 2.20% 2019	6,175	6,165
JPMorgan Chase & Co. 3.875% 2024	1,500	1,520
Keybank National Association 2.50% 2019	5,500	5,561
Kimco Realty Corp., Series C, 4.904% 2015	8,915	8,996
Kimco Realty Corp., Series C, 5.783% 2016	8,500	9,025
Kimco Realty Corp. 5.70% 2017	5,500	6,063
Lloyds Banking Group PLC 4.50% 2024	1,575	1,597
MetLife Global Funding I 2.50% 2015[3]	12,000	12,202
MetLife Global Funding I 2.30% 2019[3]	4,720	4,767
Morgan Stanley, Series F, 6.00% 2015	3,635	3,716
Morgan Stanley 1.75% 2016	10,000	10,106
Morgan Stanley 3.80% 2016	3,325	3,451
Morgan Stanley 2.125% 2018	10,000	10,061
Morgan Stanley 2.375% 2019	4,500	4,500
Morgan Stanley 3.70% 2024	6,705	6,834
Morgan Stanley, Series F, 3.875% 2024	755	781
New York Life Global Funding 2.10% 2019[3]	7,000	7,086
Nordea Bank AB 3.125% 2017[3]	5,000	5,220
Northern Trust Corp. 5.85% 2017[3]	2,750	3,092
PNC Bank 2.40% 2019	4,775	4,840
Intermediate Bond Fund of America — Page 3 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Bank 3.30% 2024	$10,000	$10,153
PRICOA Global Funding I 1.35% 2017[3]	6,000	6,016
Prologis, Inc. 3.35% 2021	1,000	1,020
Prologis, Inc. 4.25% 2023	3,000	3,177
Rabobank Nederland 2.25% 2019	7,000	7,125
Rabobank Nederland 4.625% 2023	20,500	21,799
Royal Bank of Canada 1.20% 2017	3,000	3,012
Royal Bank of Canada 1.40% 2017	5,000	5,017
Royal Bank of Scotland PLC 4.375% 2016	5,000	5,215
Scentre Group 2.375% 2019[3]	3,250	3,257
Scentre Group, 3.50% 2025[3]	4,000	4,021
Simon Property Group, LP 6.10% 2016	7,000	7,441
Simon Property Group, LP 1.50% 2018[3]	6,480	6,473
Société Générale 3.10% 2015[3]	5,000	5,091
Svenska Handelsbanken AB 1.625% 2018	12,500	12,553
Svenska Handelsbanken AB 2.25% 2019	10,000	10,126
US Bancorp., Series T, 1.65% 2017	8,500	8,619
US Bancorp. 0.634% 2019[2]	10,000	10,024
US Bank NA 2.125% 2019	5,000	5,019
USAA Capital Corp 2.125% 2019[3]	5,000	5,026
WEA Finance LLC 2.70% 2019[3]	11,195	11,316
WEA Finance LLC 3.75% 2024[3]	7,790	7,929
Wells Fargo & Co. 1.25% 2016	7,000	7,055
Wells Fargo & Co. 3.676% 2016	7,000	7,310
Wells Fargo & Co. 3.30% 2024	13,800	13,963
Westpac Banking Corp. 3.00% 2015	6,300	6,463
		765,236
Consumer staples 3.09%
Altria Group, Inc. 2.625% 2020	13,455	13,562
Altria Group, Inc. 4.75% 2021	4,000	4,446
Altria Group, Inc. 2.85% 2022	5,000	4,876
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,083
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,534
Anheuser-Busch InBev NV 1.375% 2017	7,500	7,529
British American Tobacco International Finance PLC 2.125% 2017[3]	7,000	7,131
British American Tobacco International Finance PLC 9.50% 2018[3]	5,910	7,519
Coca-Cola Co. 1.50% 2015	10,000	10,115
Coca-Cola Co. 1.80% 2016	6,500	6,635
ConAgra Foods, Inc. 1.30% 2016	8,590	8,626
ConAgra Foods, Inc. 1.90% 2018	9,480	9,455
CVS Caremark Corp. 2.25% 2019	11,745	11,758
General Mills, Inc. 1.40% 2017	6,625	6,639
Kraft Foods Inc. 2.25% 2017	7,725	7,887
Kroger Co. 2.95% 2021	3,250	3,250
PepsiCo, Inc. 2.50% 2016	10,000	10,261
Pernod Ricard SA 2.95% 2017[3]	14,500	14,957
Philip Morris International Inc. 1.25% 2017	5,500	5,507
Philip Morris International Inc. 1.875% 2019	2,400	2,407
Philip Morris International Inc. 2.90% 2021	8,850	8,984
Philip Morris International Inc. 3.25% 2024	5,000	5,040
Procter & Gamble Co. 3.50% 2015	7,500	7,548
Procter & Gamble Co. 1.45% 2016	8,410	8,534
Procter & Gamble Co. 0.503% 2019[2]	10,000	10,031
Intermediate Bond Fund of America — Page 4 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
SABMiller Holdings Inc. 2.45% 2017[3]	$17,290	$17,731
SABMiller Holdings Inc. 2.20% 2018[3]	2,700	2,721
Tyson Foods, Inc. 3.95% 2024	1,500	1,553
Walgreens Boots Alliance, Inc. 2.70% 2019	27,500	27,871
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,061
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,059
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,218
Wal-Mart Stores, Inc. 1.00% 2017	6,290	6,296
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,956
Wal-Mart Stores, Inc. 5.80% 2018	740	847
WM. Wrigley Jr. Co 2.40% 2018[3]	6,650	6,746
WM. Wrigley Jr. Co 3.375% 2020[3]	10,000	10,373
WM. Wrigley Jr. Co. 2.90% 2019[3]	3,000	3,065
		303,811
Health care 2.97%
AbbVie Inc. 1.75% 2017	7,500	7,550
Bayer AG 2.375% 2019[3]	8,025	8,087
Bayer AG 3.00% 2021[3]	5,280	5,355
Bayer AG 3.375% 2024[3]	14,550	14,778
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	1,002
DENTSPLY International Inc. 2.75% 2016	3,930	4,032
Express Scripts Inc. 2.65% 2017	7,560	7,789
Express Scripts Inc. 2.25% 2019	7,500	7,505
Gilead Sciences, Inc. 2.40% 2014	2,865	2,865
Gilead Sciences, Inc. 3.05% 2016	6,000	6,243
Gilead Sciences, Inc. 2.35% 2020	5,500	5,579
Gilead Sciences, Inc. 3.70% 2024	13,435	14,071
Gilead Sciences, Inc. 3.50% 2025	2,645	2,735
GlaxoSmithKline Capital Inc. 5.65% 2018	5,000	5,676
McKesson Corp. 0.95% 2015	3,035	3,043
McKesson Corp. 1.40% 2018	7,500	7,405
McKesson Corp. 2.284% 2019	2,500	2,508
McKesson Corp. 3.796% 2024	3,000	3,081
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,485
Merck & Co., Inc. 0.591% 2018[2]	8,500	8,543
Merck & Co., Inc. 1.10% 2018	11,080	11,016
Novartis Capital Corp. 2.90% 2015	10,000	10,101
Novartis Capital Corp. 3.40% 2024	7,000	7,278
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,363
Pfizer Inc. 0.534% 2018[2]	5,000	5,008
Pfizer Inc. 2.10% 2019	22,000	22,294
Pfizer Inc. 3.40% 2024	2,865	2,964
Roche Holdings, Inc. 0.576% 2019[2,3]	8,500	8,506
Roche Holdings, Inc. 2.25% 2019[3]	10,500	10,597
Roche Holdings, Inc. 6.00% 2019[3]	5,772	6,696
Roche Holdings, Inc. 3.35% 2024[3]	12,535	12,974
Sanofi 1.25% 2018	8,000	7,971
Schering-Plough Corp. 6.00% 2017	7,945	9,000
Thermo Fisher Scientific Inc. 1.30% 2017	7,000	7,001
Thermo Fisher Scientific Inc. 2.40% 2019	7,000	7,050
Thermo Fisher Scientific Inc. 3.30% 2022	3,790	3,834
Thermo Fisher Scientific Inc. 4.15% 2024	3,500	3,706
UnitedHealth Group Inc. 1.875% 2016	3,650	3,727
Intermediate Bond Fund of America — Page 5 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group Inc. 1.40% 2017	$3,020	$3,039
UnitedHealth Group Inc. 6.00% 2017	4,750	5,324
WellPoint, Inc. 2.25% 2019	14,500	14,458
		292,239
Energy 2.57%
BG Energy Capital PLC 2.50% 2015[3]	7,000	7,123
BG Energy Capital PLC 2.875% 2016[3]	5,750	5,938
BP Capital Markets PLC 3.875% 2015	2,500	2,524
Chevron Corp. 1.718% 2018	20,000	20,167
Chevron Corp. 0.64% 2019[2]	15,000	15,004
Chevron Corp. 2.193% 2019	5,500	5,553
ConocoPhillips 1.05% 2017	7,500	7,425
Devon Energy Corp. 2.25% 2018	7,225	7,254
Enbridge Inc. 4.00% 2023	2,000	2,083
Enterprise Products Operating LLC 1.25% 2015	5,000	5,017
Enterprise Products Operating LLC 2.55% 2019	4,335	4,351
Enterprise Products Operating LLC 3.75% 2025	3,000	3,061
Exxon Mobil Corp. 0.921% 2017	7,000	7,011
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,198
Kinder Morgan Energy Partners, LP 3.50% 2021	2,230	2,235
Kinder Morgan Energy Partners, LP 4.15% 2024	3,000	3,027
Kinder Morgan Energy Partners, LP 4.25% 2024	1,110	1,124
Kinder Morgan, Inc. 2.00% 2017	10,000	10,035
Kinder Morgan, Inc. 3.05% 2019	8,075	8,136
Kinder Morgan, Inc. 4.30% 2025	5,650	5,707
Marathon Oil Corp. 0.90% 2015	7,500	7,507
Shell International Finance BV 3.10% 2015	7,500	7,619
Shell International Finance BV 2.00% 2018	4,365	4,431
Statoil ASA 3.125% 2017	22,000	23,132
Statoil ASA 1.95% 2018	1,595	1,609
Statoil ASA 2.75% 2021	4,045	4,088
Statoil ASA 3.15% 2022	4,000	4,119
Statoil ASA 3.25% 2024	2,500	2,522
Total Capital Canada Ltd. 1.45% 2018	20,130	20,108
Total Capital International 2.10% 2019	7,000	7,063
Total Capital SA 3.00% 2015	7,000	7,103
Total Capital SA 2.30% 2016	8,000	8,178
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,009
Transocean Inc. 5.05% 2016	2,030	2,092
Transocean Inc. 2.50% 2017	11,595	11,237
Transocean Inc. 6.375% 2021	2,220	2,217
Transocean Inc. 3.80% 2022	3,000	2,598
		252,605
Consumer discretionary 2.37%
American Honda Finance Corp. 2.25% 2019	6,000	6,068
Carnival Corp. 3.95% 2020	7,180	7,602
CBS Corp. 2.30% 2019	7,500	7,516
Comcast Corp. 5.85% 2015	3,000	3,150
Comcast Corp. 5.90% 2016	10,000	10,666
Comcast Corp. 6.30% 2017	6,250	7,134
Cox Communications, Inc. 6.25% 2018[3]	250	285
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	7,500	7,537
Intermediate Bond Fund of America — Page 6 of 17

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 1.375% 2017[3]	$9,130	$9,141
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	8,900	8,981
DaimlerChrysler North America Holding Corp. 2.375% 2018[3]	7,000	7,132
Ford Motor Credit Co. 1.70% 2016	7,500	7,561
Ford Motor Credit Co. 1.684% 2017	5,000	4,990
Ford Motor Credit Co. 2.597% 2019	11,945	12,006
Ford Motor Credit Co. 3.664% 2024	6,500	6,556
General Motors Co. 4.00% 2025	3,110	3,121
General Motors Financial Co. 3.50% 2019	6,000	6,140
Home Depot, Inc. 2.00% 2019	17,000	17,083
Johnson Controls, Inc. 1.40% 2017	5,000	4,992
Marriott International, Inc., Series I, 6.375% 2017	12,500	13,953
NBCUniversal Media, LLC 2.875% 2016	7,000	7,203
Scripps Networks Interactive, Inc. 3.90% 2024	6,500	6,633
Thomson Reuters Corp. 1.65% 2017	14,685	14,671
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,526
Viacom Inc. 3.875% 2024	4,000	4,060
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	7,500	7,506
Volkswagen Group of America Finance, LLC 1.60% 2017[3]	3,700	3,717
Volkswagen Group of America Finance, LLC 2.45% 2019[3]	6,925	6,978
Volkswagen International Finance NV 2.125% 2018[3]	10,000	10,059
Walt Disney Co. 0.875% 2014	7,000	7,000
Walt Disney Co. 1.10% 2017	6,685	6,674
		233,641
Utilities 2.09%
American Electric Power Co. 1.65% 2017	10,000	10,063
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	10,310
CMS Energy Corp. 3.875% 2024	580	607
Consumers Energy Co. 2.85% 2022	7,500	7,526
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	544
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	2,865	2,920
Duke Energy Corp. 3.95% 2023	2,500	2,671
Duke Energy Corp. 3.75% 2024	8,700	9,122
E.ON International Finance BV 5.80% 2018[3]	13,000	14,777
Entergy Louisiana, LLC 1.875% 2014	5,000	5,002
Entergy Louisiana, LLC 3.30% 2022	1,770	1,821
Iberdrola Finance Ireland 5.00% 2019[3]	5,000	5,565
MidAmerican Energy Holdings Co. 2.00% 2018	14,350	14,456
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,065
MidAmerican Energy Holdings Co. 3.75% 2023	9,165	9,542
National Grid PLC 6.30% 2016	10,990	11,964
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,650
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	514
National Rural Utilities Cooperative Finance Corp. 2.30% 2019	5,720	5,769
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	11,715
Niagara Mohawk Power Corp. 3.508% 2024[3]	5,340	5,492
NV Energy, Inc 6.25% 2020	1,200	1,425
Pacific Gas and Electric Co. 3.85% 2023	9,588	10,148
Pacific Gas and Electric Co. 3.75% 2024	2,632	2,762
PG&E Corp. 2.40% 2019	2,000	2,015
PSEG Power LLC 2.75% 2016	2,810	2,892
PSEG Power LLC 2.45% 2018	10,000	10,126
PSEG Power LLC 4.30% 2023	3,000	3,167
Intermediate Bond Fund of America — Page 7 of 17

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Co. of Colorado 5.80% 2018	$2,250	$2,569
Public Service Electric and Gas Co. 2.00% 2019	4,330	4,331
Puget Sound Energy, Inc., First Lien, 6.50% 2020	3,000	3,565
Scottish Power PLC 5.375% 2015	4,000	4,050
State Grid Overseas Investment Ltd. 1.75% 2018[3]	7,500	7,426
Tampa Electric Co. 2.60% 2022	3,000	2,942
Teco Finance, Inc. 4.00% 2016	6,000	6,242
Teco Finance, Inc. 5.15% 2020	3,000	3,383
		205,138
Telecommunication services 1.41%
AT&T Inc. 0.90% 2016	5,000	4,997
AT&T Inc. 2.40% 2016	16,530	16,933
AT&T Inc. 2.95% 2016	8,000	8,239
Deutsche Telekom International Finance BV 3.125% 2016[3]	10,250	10,560
Deutsche Telekom International Finance BV 2.25% 2017[3]	5,600	5,723
France Télécom 2.125% 2015	10,000	10,105
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,059
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,180
Verizon Communications Inc. 1.35% 2017	5,950	5,960
Verizon Communications Inc. 2.625% 2020[3]	26,829	26,925
Verizon Communications Inc. 3.00% 2021	23,000	23,134
Verizon Communications Inc. 5.15% 2023	9,000	10,140
Verizon Communications Inc. 4.15% 2024	5,000	5,279
		138,234
Industrials 1.23%
Atlas Copco AB 5.60% 2017[3]	4,000	4,408
Boeing Company 0.95% 2018	6,500	6,385
Canadian National Railway Co. 5.85% 2017	7,000	7,917
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	1,042	1,131
General Electric Capital Corp. 1.00% 2015	11,300	11,372
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,665
General Electric Capital Corp. 2.95% 2016	3,255	3,367
General Electric Capital Corp. 2.30% 2017	16,135	16,629
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,355
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,237
General Electric Co. 0.85% 2015	9,000	9,041
General Electric Corp. 5.25% 2017	7,500	8,332
Norfolk Southern Corp. 5.75% 2016	7,190	7,589
Union Pacific Corp. 5.70% 2018	5,900	6,758
United Technologies Corp. 1.80% 2017	12,655	12,899
Volvo Treasury AB 5.95% 2015[3]	4,300	4,377
		121,462
Information technology 0.50%
Apple Inc. 0.537% 2019[2]	7,500	7,515
International Business Machines Corp. 1.95% 2016	9,650	9,864
International Business Machines Corp. 2.00% 2016	7,000	7,121
International Business Machines Corp. 1.25% 2018	10,000	9,961
Oracle Corp. 0.814% 2019[2]	8,500	8,571
Intermediate Bond Fund of America — Page 8 of 17

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 2.375% 2019	$3,000	$3,070
Samsung Electronics America, Inc. 1.75% 2017[3]	3,475	3,519
		49,621
Materials 0.48%
BHP Billiton Finance (USA) Ltd. 2.05% 2018	7,780	7,876
Georgia-Pacific Corp. 2.539% 2019[3]	5,500	5,577
Glencore Xstrata LLC 4.125% 2023[3]	1,250	1,250
Glencore Xstrata LLC 4.625% 2024[3]	1,000	1,025
Praxair, Inc. 1.05% 2017	7,500	7,475
Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,154
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,221
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	7,040
		47,618
Total corporate bonds & notes		2,409,605
Mortgage-backed obligations 9.22% Federal agency mortgage-backed obligations 4.79%
Fannie Mae 7.00% 2015[4]	16	16
Fannie Mae 11.50% 2019[4]	1	1
Fannie Mae 5.00% 2023[4]	1,434	1,548
Fannie Mae 9.046% 2026[2,4]	126	141
Fannie Mae 6.00% 2028[4]	1,105	1,253
Fannie Mae 6.00% 2028[4]	393	446
Fannie Mae 6.00% 2028[4]	382	432
Fannie Mae 6.50% 2034[4]	1,178	1,355
Fannie Mae 7.00% 2037[4]	265	297
Fannie Mae 7.50% 2037[4]	70	80
Fannie Mae 5.281% 2038[2,4]	306	331
Fannie Mae 2.25% 2039[2,4]	195	209
Fannie Mae 3.058% 2039[2,4]	2,247	2,412
Fannie Mae 3.766% 2039[2,4]	268	288
Fannie Mae 3.636% 2039[2,4]	267	287
Fannie Mae 6.50% 2039[4]	901	1,045
Fannie Mae 3.251% 2040[2,4]	6,548	7,014
Fannie Mae 4.192% 2040[2,4]	3,351	3,577
Fannie Mae 4.376% 2040[2,4]	3,970	4,244
Fannie Mae 5.50% 2040[4]	1,778	1,998
Fannie Mae 5.50% 2040[4]	892	999
Fannie Mae 3.441% 2041[2,4]	3,719	3,938
Fannie Mae 3.547% 2041[2,4]	7,666	8,085
Fannie Mae 2.05% 2042[2,4]	8,524	8,880
Fannie Mae 2.181% 2042[2,4]	10,359	10,808
Fannie Mae 2.592% 2042[2,4]	21,738	22,120
Fannie Mae 4.00% 2042[4]	22,580	24,168
Fannie Mae 3.50% 2044[4,5]	67,913	70,789
Fannie Mae 4.00% 2044[4,5]	25,000	26,693
Fannie Mae 3.50% 2045[4,5]	23,737	24,668
Fannie Mae 4.00% 2045[4,5]	40,000	42,575
Fannie Mae 4.50% 2045[4,5]	7,733	8,384
Fannie Mae 7.00% 2047[4]	72	81
Fannie Mae, Series 2001-4, Class GA, 9.449% 2025[2,4]	116	132
Fannie Mae, Series 2001-4, Class NA, 10.171% 2025[2,4]	75	83
Intermediate Bond Fund of America — Page 9 of 17

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[4]	$456	$534
Fannie Mae, Series 2001-20, Class D, 11.006% 2031[2,4]	12	13
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035[4]	85	85
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[4]	1,535	1,445
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[4]	5,234	5,908
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[4]	1,631	1,818
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[4]	3,984	3,729
Fannie Mae, Series 2007-114, Class A7, 0.355% 2037[2,4]	12,500	12,335
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[4]	2,731	3,026
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[4]	135	159
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[4]	101	114
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[4]	530	621
Freddie Mac 5.00% 2023[4]	1,461	1,588
Freddie Mac 5.00% 2023[4]	518	564
Freddie Mac 5.00% 2024[4]	344	374
Freddie Mac 4.00% 2026[4]	6,259	6,707
Freddie Mac 6.00% 2026[4]	136	154
Freddie Mac 6.00% 2026[4]	48	55
Freddie Mac 6.50% 2027[4]	911	1,044
Freddie Mac 6.00% 2037[4]	1,104	1,253
Freddie Mac 6.00% 2037[4]	243	276
Freddie Mac 2.987% 2039[2,4]	1,044	1,105
Freddie Mac 3.408% 2041[2,4]	1,530	1,628
Freddie Mac 5.00% 2041[4]	735	817
Freddie Mac, Series 1567, Class A, 0.555% 2023[2,4]	23	23
Freddie Mac, Series 2626, Class NG, 3.50% 2023[4]	67	69
Freddie Mac, Series T-041, Class 3-A, 6.539% 2032[2,4]	311	358
Freddie Mac, Series 3061, Class PN, 5.50% 2035[4]	2,903	3,239
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[4]	3,505	3,269
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[4]	1,753	1,615
Freddie Mac, Series 3156, Class NG, 6.00% 2036[4]	1,816	1,999
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[4]	481	443
Freddie Mac, Series 3271, Class OA, 6.00% 2037[4]	2,375	2,630
Government National Mortgage Assn. 2.50% 2042[2,4]	2,224	2,290
Government National Mortgage Assn. 4.00% 2044[4]	51,562	55,389
Government National Mortgage Assn. 1.351% 2060[2,4]	1,955	1,991
Government National Mortgage Assn. 4.626% 2061[4]	1,496	1,620
Government National Mortgage Assn. 4.654% 2061[4]	11,115	12,078
Government National Mortgage Assn. 4.671% 2061[4]	2,747	2,992
Government National Mortgage Assn. 4.672% 2061[4]	1,983	2,162
Government National Mortgage Assn. 4.70% 2061[4]	1,990	2,151
Government National Mortgage Assn. 4.797% 2061[4]	1,281	1,380
Government National Mortgage Assn. 4.681% 2062[4]	2,076	2,274
Government National Mortgage Assn. 4.861% 2062[4]	158	171
Government National Mortgage Assn. 4.869% 2062[4]	453	492
Government National Mortgage Assn. 5.181% 2062[4]	323	350
Government National Mortgage Assn. 2.402% 2063[2,4]	6,287	6,699
Government National Mortgage Assn. 4.777% 2063[4]	177	193
Government National Mortgage Assn. 5.064% 2063[4]	411	439
Government National Mortgage Assn. 1.246% 2064[2,4]	1,029	1,046
Government National Mortgage Assn. 2.403% 2064[2,4]	8,818	9,401
Government National Mortgage Assn. 4.759% 2064[4]	2,042	2,205
Government National Mortgage Assn. 4.762% 2064[4]	4,442	4,848
Government National Mortgage Assn. 4.775% 2064[4]	4,338	4,734
Intermediate Bond Fund of America — Page 10 of 17

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.048% 2064[4]	$1,618	$1,729
Government National Mortgage Assn. 5.179% 2064[4]	1,712	1,858
Government National Mortgage Assn. 5.407% 2064[4]	1,110	1,171
Government National Mortgage Assn. 6.64% 2064[4]	8,064	8,852
Government National Mortgage Assn., Series 2012-H12, Class FT, 0.80% 2062[2,4]	4,182	4,204
		471,093
Commercial mortgage-backed securities 4.08%
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[2,4]	20,291	21,086
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[2,4]	7,005	7,665
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2024[2,3,4]	2,500	2,617
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[4]	16,682	17,941
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 0.955% 2027[2,3,4]	24,215	24,257
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.736% 2036[2,4]	2,000	2,207
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039[4]	12,930	13,708
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[3,4]	2,850	2,941
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3,4]	8,277	8,527
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.006% 2031[2,3,4]	21,240	21,247
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.312% 2045[2,4]	1,064	1,067
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.819% 2038[2,4]	24,271	25,546
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[4]	2,950	3,165
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[4]	10,313	11,383
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[3,4]	863	886
Hilton USA Trust, Series 2013-HLF, AFL, 1.156% 2030[2,3,4]	19,709	19,702
Hilton USA Trust, Series 2013-HLF, BFL, 1.656% 2030[2,3,4]	4,927	4,931
Hilton USA Trust Series 2013-HLF, CFL, 2.056% 2030[2,3,4]	6,898	6,903
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3,4]	19,982	20,198
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[3,4]	4,250	4,339
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[3,4]	8,750	8,916
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.467% 2037[2,4]	598	598
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[2,4]	1,000	1,022
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[4]	7,694	8,197
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3,4]	6,530	6,753
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[2,4]	11,474	12,505
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.703% 2049[2,4]	10,050	10,924
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[4]	4,619	4,892
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 6.06% 2045[2,4]	6,500	6,946
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[2,4]	2,752	2,885
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[4]	7,565	8,189
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.163% 2045[2,4]	4,500	5,055
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 6.062% 2046[2,4]	5,873	6,241
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[4]	3,000	3,186
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.079% 2049[2,4]	12,250	13,434
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[3,4]	3,500	3,648
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.66% 2042[2,4]	1,000	1,052
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[4]	26,518	28,375
Morgan Stanley Capital I Trust, Series 2011-C3, Class A-2, 3.224% 2049[4]	5,502	5,703
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043[4]	15,000	16,131
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[2,4]	9,769	10,324
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.455% 2044[2,4]	8,129	8,354
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.933% 2049[2,4]	7,500	8,133
		401,779
Intermediate Bond Fund of America — Page 11 of 17

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) 0.23%	Principal amount (000)	Value (000)
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[4]	$210	$226
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[4]	206	223
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[4]	277	297
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[4]	728	775
Freddie Mac, Series 2013-DN2, Class M-1, 1.605% 2023[2,4]	2,821	2,809
Freddie Mac, Series 2013-DN1, Class M-1, 3.555% 2023[2,4]	3,409	3,529
Freddie Mac, Series 2014-DN1, Class M-1, 1.155% 2024[2,4]	7,093	7,050
Freddie Mac, Series 2014-HQ2, Class M-1, 1.604% 2024[2,4]	4,085	4,071
Freddie Mac, Series 2014-HQ3, Class M-1, 1.805% 2024[2,4]	3,115	3,116
Paine Webber CMO, Series O, Class 5, 9.50% 2019[4]	32	35
		22,131
Other mortgage-backed securities 0.12%
Bank of Montreal 2.85% 2015[3,4]	7,500	7,599
Northern Rock PLC 5.625% 2017[3,4]	3,150	3,485
Royal Bank of Canada 3.125% 2015[3,4]	1,000	1,010
		12,094
Total mortgage-backed obligations		907,097
Asset-backed obligations 3.48%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3,4]	8,360	8,336
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,4]	10,000	10,096
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,4]	15,190	15,795
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,4]	17,500	17,606
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[4]	26,250	26,292
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[4]	4,370	4,373
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[4]	1,260	1,262
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[3,4]	1,790	1,790
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[4]	4,890	4,920
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.131% 2021[2,3,4,6]	20,245	20,241
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[4]	3,357	3,358
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[4]	5,090	5,093
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[4]	15,280	15,316
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[4]	4,200	4,201
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020[4]	893	922
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.579% 2026[2,3,4]	2,500	2,501
Dell Equipment Finance Trust, Series 2014-1, Class A2, 0.64% 2016[3,4]	5,000	5,001
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[4]	9,315	9,413
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[3,4]	7,085	7,089
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[3,4]	5,460	5,466
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[4]	2,445	2,445
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[4]	3,355	3,358
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[4]	23,290	23,321
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[3,4]	1,980	2,003
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[3,4]	3,735	3,773
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[4]	285	298
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.554% 2028[2,3,4]	10,455	10,457
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3,4]	22,000	22,061
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3,4]	15,000	14,923
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[4]	2,960	2,959
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[4]	22,245	22,271
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[4]	3,740	3,741
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[4]	1,866	1,867
Intermediate Bond Fund of America — Page 12 of 17

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01% 2019[4]	$7,000	$7,031
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[4]	2,549	2,698
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[4]	26,260	26,274
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-6, 5.68% 2037[2,4]	1,272	1,126
Option One Mortgage Loan Trust, Series 2007-FXD2, Class II-A-3, 5.715% 2037[2,4]	3,336	2,953
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[4]	4,720	4,726
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A3, 0.76% 2018[4]	6,750	6,752
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[4]	5,500	5,492
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[4]	2,825	2,823
		342,423
Federal agency bonds & notes 2.72%
CoBank, ACB 0.834% 2022[2,3]	935	870
Fannie Mae 1.625% 2015	20,000	20,256
Fannie Mae 2.375% 2015	25,000	25,360
Fannie Mae 0.50% 2016	14,630	14,659
Fannie Mae 0.875% 2018	15,000	14,834
Fannie Mae 1.875% 2018	25,110	25,620
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017[4]	39,878	40,056
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	8,335	8,390
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[2,4]	6,405	6,834
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[2,4]	5,455	5,807
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	1,070	1,177
Federal Home Loan Bank 5.375% 2016	1,420	1,543
Federal Home Loan Bank 1.75% 2018	25,000	25,328
Freddie Mac 0.75% 2018	10,000	9,894
Freddie Mac 4.875% 2018	11,135	12,567
Freddie Mac 1.25% 2019	25,000	24,508
Freddie Mac 1.375% 2020	20,000	19,546
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[2,4]	3,580	3,754
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[2,4]	6,360	6,829
		267,832
Bonds & notes of governments & government agencies outside the U.S. 1.25%
Bermuda Government 5.603% 2020[3]	7,000	7,866
Bermuda Government 4.854% 2024[3]	3,525	3,679
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	9,090	9,659
Chilean Government 3.875% 2020	5,000	5,400
Finland (Republic of) 1.25% 2015[3]	10,000	10,097
Lithuania (Republic of) 7.375% 2020	10,000	12,219
Netherlands Government 1.00% 2017	10,000	10,064
Polish Government 5.00% 2015	8,000	8,340
Polish Government 6.375% 2019	2,825	3,348
Polish Government 3.00% 2023	15,000	15,053
Spanish Government 4.00% 2018[3]	25,000	26,527
United Mexican States Government Global, Series A, 4.00% 2023	10,000	10,525
		122,777
Municipals 0.46%
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018[4]	11,000	11,153
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020[4]	12,500	12,762
State of New Jersey, G.O. Ref. Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015[4]	8,000	8,242
Intermediate Bond Fund of America — Page 13 of 17

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Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018[4]	$7,500	$7,409
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019[4]	5,500	5,511
		45,077
Total bonds, notes & other debt instruments (cost: $9,621,375,000)		9,755,169
Preferred securities 0.03% U.S. government agency securities 0.03%	Shares
CoBank, ACB, Class E, noncumulative[3]	4,000	2,781
Total preferred securities (cost: $3,985,000)		2,781
Short-term securities 3.80%	Principal amount (000)
Abbott Laboratories 0.07% due 12/18/2014[3]	$ 25,000	25,000
Bank of New York Mellon Corp. 0.07% due 12/1/2014[3]	43,500	43,500
Emerson Electric Co. 0.06% due 12/1/2014[3]	20,500	20,500
Federal Home Loan Bank 0.05%—0.10% due 1/16/2015—3/6/2015	58,700	58,695
Freddie Mac 0.09% due 2/3/2015	11,500	11,499
General Electric Capital Corp 0.16% due 12/18/2014	25,400	25,399
General Electric Co. 0.07% due 12/1/2014	74,200	74,200
Microsoft Corp. 0.09% due 1/7/2015[3]	44,400	44,397
PepsiCo Inc. 0.08% due 12/12/2014[3]	30,000	30,000
Procter & Gamble Co. 0.08% due 2/6/2015[3]	40,700	40,693
Total short-term securities (cost: $373,874,000)		373,883
Total investment securities 102.98% (cost: $9,999,234,000)		10,131,833
Other assets less liabilities (2.98)%		(292,850)
Net assets 100.00%		$9,838,983
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $971,227,000 over the prior 11-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 11/30/2014 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7865%	10/6/2016	$175,000	$(508)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.58	10/20/2016	250,000	305
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	10,000	3
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	85,000	(202)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	230,000	1,920
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7075	7/1/2019	60,000	429
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7425	7/15/2019	190,000	1,596
Receive	LCH.Clearnet	3-month USD-LIBOR	1.814	7/29/2019	125,000	1,411
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	112,000	1,299
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	120,000	1,241
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	127,000	1,143
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	123,000	1,109
Intermediate Bond Fund of America — Page 14 of 17

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 11/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.742	8/12/2019	$60,000	$458
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	92,000	1,380
Receive	LCH.Clearnet	3-month USD-LIBOR	1.675	10/30/2019	35,000	88
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	11/14/2019	50,000	365
Pay	LCH.Clearnet	3-month USD-LIBOR	2.419	6/9/2022	40,000	(1,010)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.657	7/3/2024	60,000	(1,982)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6045	7/29/2024	75,000	(2,104)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	26,000	(906)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7445	8/4/2024	50,000	(2,017)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.6705	9/12/2024	60,000	(1,994)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3405	10/23/2024	50,000	(136)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3925	10/27/2024	30,000	(220)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.421	10/30/2024	34,000	(341)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.491	11/14/2024	30,000	(479)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(6,684)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	28,000	(1,897)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	30,000	(2,224)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	1,000	(32)
						$(9,989)

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $978,443,000, which represented 9.94% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $20,241,000, which represented .21% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 15 of 17

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The
Intermediate Bond Fund of America — Page 16 of 17

unaudited
valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2014, all of the fund’s investments were classified as Level 2.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$137,240
Gross unrealized depreciation on investment securities	(10,176)
Net unrealized appreciation on investment securities	127,064
Cost of investment securities	10,004,769

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-023-0115O-S42231	Intermediate Bond Fund of America — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the Intermediate Bond Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the Intermediate Bond Fund of America’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: January 28, 2015

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2015